Disposal of an Affiliate - Summary of HZ's Consolidated Net Assets and Financial Information at Date of Disposal (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 28, 2011	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income tax payment borne by CZ Tire Holdings Limited	¥ (79,485)	¥ (39,485)
HZ [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	8,859,419
Non-current assets	6,393,798
Current liabilities	8,953,480
Non-current liabilities	2,101,789
Total equity, excluding non-controlling interests	¥ 3,832,622
Company's net equity interest	26.00%
Investments in equity method affiliates	¥ 996,345
Net consideration received	(592,380)
Income tax payment borne by CZ Tire Holdings Limited	(39,485)
Loss on disposal	¥ 364,480